DERIVATIVE LIABILITY (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative liability	$ (806,379)	$ (90,738)
Fair Value, Inputs, Level 1 [Member]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ (806,379)	$ (90,738)